Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Property Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	July 31, 2023	April 30, 2023
Furniture & Fixtures	$3,025,516	$3,025,516
Equipment	1,011,333	1,011,333
Leasehold Improvement	499,453	486,644
Automobile	37,672	37,672
Total property and equipment	4,573,974	4,561,165
Accumulated depreciation	(3,953,413)	(3,889,702)
Property and equipment, net	$620,561	$671,463

	April 30, 2023	April 30, 2022
Furniture & Fixtures	$3,025,516	$2,455,698
Equipment	1,011,333	1,011,333
Leasehold Improvement	486,644	480,530
Automobile	37,672	37,672
Total property and equipment	4,561,165	3,985,233
Accumulated depreciation	(3,889,702)	(3,432,838)
Property and equipment, net	$671,463	$552,395